INVESTMENTS IN UNCONSOLIDATED ENTITIES 5 (Details) - Sempra Renewables Segment [Member] $ in Millions	Dec. 31, 2015 USD ($)
Debt Service Operations [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	$ 332
Guarantee Obligations Current Carrying Value	10
Purchased Power Contracts [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	170
Guarantee Obligations Current Carrying Value	$ 2